CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	6 Months Ended
Jun. 30, 2025
Changes In Accounting Policies And Disclosures
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

2.2	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

The accounting policies adopted in the preparation of the interim condensed consolidated financial information are consistent with those applied in the preparation of the Group's consolidated financial statements for the period ended June 30, 2025. except for the adoption of the following amended international Financial Reporting Standards (“IFRSs") for the first time for the current period's financial information.

Amendments to IAS 21	Lack of Exchangeability

The nature and impact of the revised IFRSs that are applicable to the Group are described below:

(a)	Amendments to IAS 21 specify how an entity shall assess whether a currency is exchangeable into another currency and how it shall estimate a spot exchange rate at a measurement date when exchangeability is lacking. The amendments require disclosures of information that enable users of financial statements to understand the impact of a currency not being exchangeable. Earlier application is permitted. When applying the amendments, an entity cannot restate comparative information. Any cumulative effect of initially applying the amendments shall be recognized as an adjustment to the opening balance of retained profits or to the cumulative amount of translation differences accumulated in a separate component of equity, where appropriate, at the date of initial application. The amendments were not expected to have any significant impact on the Group’s financial statement.